Intangible assets, net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

5 Intangible assets, net

	December 31, 2023	December 31, 2024	December 31, 2024
	S$’000	S$’000	US$’000

Developed technology	3,140	3,692	2,702
Others	5	5	4

Total	3,145	3,697	2,706
Less: accumulated amortization	(2,472)	(2,956)	(2,164)

Net book value	673	741	542

Amortization expenses for the year ended December 31, 2024 and 2023 was S$484,000 (US$354,000) and S$340,000 respectively. The weighted average remaining useful life of developed technology is 2 years 3 months.

The Company’s estimated aggregate future amortization expenses for intangible assets subject to amortization as of December 31, 2024, as follows:

December 31, 2024
S$’000

Financial year ending 2025	470
Financial year ending 2026 to 2027	384